Unrecognized tax benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning Balance at January 1, 2013	$ 2,516,860	$ 2,409,043
Increase/(Decrease) of unrecognized tax benefits related to current year	52,684	107,817
Ending Balance at December 31, 2013	$ 2,569,544	$ 2,516,860